Basis of Presentation, Liquidity and Summary of Significant Accounting Policies - Fair value of contingent consideration (Details 2)						12 Months Ended
	Sep. 30, 2013 Apex USD ($)	Sep. 30, 2013 Apex CAD	Sep. 30, 2012 Apex USD ($)	Jun. 04, 2012 Apex USD ($)	Jun. 04, 2012 Apex CAD	Dec. 31, 2012 Fair Value Measurements Level 3 USD ($)	Dec. 31, 2012 Fair Value Measurements Level 3 Apex USD ($)	Dec. 31, 2012 Fair Value Measurements Level 3 Illume Mobile USD ($)
Liabilities
Balance at beginning	$ 331,000	341,000	$ 331,000	$ 3,361,000	3,500,000
Earn-out							1,033,000	107,000
Apex bonus consideration							153,000
Changes in fair value
Effect of currency translation						53,000
Balance at ending	$ 331,000	341,000	$ 331,000	$ 3,361,000	3,500,000	$ 1,346,000